Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Schedule of future aggregate minimum lease payments under non-cancellable short-term operating lease agreements

As of
December 31,
2025
RMB
Within one year	1,844
Total	1,844